PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	2019	2020
	RMB	RMB
Advances to suppliers	11,124,716	14,434,384
Deductible input VAT and VAT rebates receivable	8,678,443	9,756,854
Staff advances	514,328	568,553
Interest receivable	5,369,826	2,325,318
Other*	5,294,818	5,746,979

Prepayments and other current assets	30,982,131	32,832,088
*Other mainly include deposits receivable and prepaid income tax.